Expense Example - FidelityFoundersFund-AMCIZPRO - FidelityFoundersFund-AMCIZPRO - Fidelity Founders Fund	Jun. 29, 2024 USD ($)
Fidelity Advisor Founders Fund - Class Z
Expense Example:
1 year	$ 62
3 years	195
5 years	340
10 years	762
Fidelity Advisor Founders Fund - Class A
Expense Example:
1 year	673
3 years	881
5 years	1,106
10 years	1,751
Fidelity Advisor Founders Fund - Class C
Expense Example:
1 year	280
3 years	557
5 years	959
10 years	1,886
Fidelity Advisor Founders Fund - Class M
Expense Example:
1 year	474
3 years	736
5 years	1,017
10 years	1,819
Fidelity Advisor Founders Fund - Class I
Expense Example:
1 year	72
3 years	224
5 years	390
10 years	$ 871